SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Short-term bank loans (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 4,462	Rp 1,578
Short-term bank loans - Third parties	3,729	5,104
Short-term bank loans	8,191	6,682
Bank Mandiri
Borrowings and other credit facilities
Short-term bank loans - Related parties	3,483	550
BNI.
Borrowings and other credit facilities
Short-term bank loans - Related parties	979	1,028
PT Bank HSBC Indonesia ("HSBC")
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,836	1,937
MUFG Bank, Ltd. ("MUFG Bank")
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,349	1,853
PT Bank DBS Indonesia ("DBS")
Borrowings and other credit facilities
Short-term bank loans - Third parties	475	545
UOB
Borrowings and other credit facilities
Short-term bank loans - Third parties		400
PT Bank Central Asia Tbl. ("BCA")
Borrowings and other credit facilities
Short-term bank loans - Third parties		350
Others (each below Rp100 billion)
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 69	Rp 19